UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2019

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

Port Street Quality Growth Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 57.3%
Consumer Discretionary - 6.4%
NIKE, Inc., Class B	24,600	$1,960,128
Omnicom Group, Inc.	3,200	244,064
Polaris Industries, Inc.	8,400	1,026,312
Starbucks Corp.	30,500	1,489,925
Walt Disney Co.	14,550	1,524,986
		6,245,415
Consumer Staples - 6.6%
Coca-Cola Co.	80	3,509
PepsiCo, Inc.	8,200	892,734
Procter & Gamble Co.	19,900	1,553,394
Reckitt Benckiser Group plc - ADR	92,500	1,527,637
Wal-Mart Stores, Inc.	28,100	2,406,765
		6,384,039
Financials - 4.0%
Berkshire Hathaway, Inc., Class B *	20,600	3,844,990

Health Care - 8.0%
Becton, Dickinson & Co.	3,500	838,460
Biogen, Inc. *	5,400	1,567,296
Medtronic plc	5,200	445,172
Novo Nordisk - ADR	66,100	3,048,532
Varian Medical Systems, Inc. *	16,600	1,887,752
		7,787,212
Industrials - 7.6%
C.H. Robinson Worldwide, Inc.	19,700	1,648,102
Expeditors International of Washington, Inc.	25,600	1,871,360
United Technologies Corp.	31,400	3,925,942
		7,445,404
Information Technology - 24.7%
Accenture plc, Class A	9,500	1,554,105
Alphabet, Inc., Class A *	1,400	1,580,866
Apple, Inc.	23,700	4,387,107
Cisco Systems, Inc.	79,800	3,433,794
Cognizant Technology Solutions Corp., Class A	39,300	3,104,307
International Business Machines Corp.	20,600	2,877,820
Microsoft Corp.	34,600	3,411,906
Oracle Corp.	84,600	3,727,476
		24,077,381
Total Common Stocks
(Cost $44,172,406)		55,784,441

SHORT-TERM INVESTMENT - 42.9%
Invesco Treasury Portfolio, Institutional Class, 1.76% ^ (a)
(Cost $41,776,182)	41,776,182	41,776,182

Total Investments - 100.2%
(Cost $85,948,588)		97,560,623
Other Assets and Liabilities, Net - (0.2%)		(181,620)
Total Net Assets - 100.0%		$97,379,003

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of June 30, 2018.
(a)	Fair value of this security exceeds 25% of the Fund's assets. Additional information for this security, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.
ADR - American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$55,784,441	$-	$-	$55,784,441
Short-Term Investment	41,776,182	-	-	41,776,182
Total Investments in Securities	$97,560,623	$-	$-	$97,560,623

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2018, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  August 21, 2018

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  August 21, 2018